DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Entities Consolidated Into Tptg
Name	Herein referred to as	Acquisition or Incorporation Date	Ownership
TPT Global Tech, Inc.	Company or TPTG	1988	100%
K Telcom and Wireless LLC	K Telecom	2014	100%
Global Telecom International LLC	Global Telecom	2014	100%
Copperhead Digital Holdings, Inc.	Copperhead Digital or CDH	2015	100%
TruCom, LLC	TruCom	2015	100%
Nevada Utilities, Inc.	Nevada Utilities	2015	100%
CityNet Arizona, LLC	CityNet	2015	100%
San Diego Media Inc.	SDM	2016	100%
Blue Collar Production, Inc.	Blue Collar	2018	100%
TPT SpeedConnect, LLC	TPT SpeedConnect	2019	100%
TPT Federal, LLC	TPT Federal	2020	100%
TPT MedTech, LLC	TPT MedTech	2020	100%
InnovaQor, Inc./TPT Strategic, Inc.	InnovaQor and TPT Strategic	2020	94%
QuikLab 1 LLC	Quiklab 1	2020	80%
QuikLAB 2, LLC	QuikLAB 2	2020	80%
QuikLAB 3, LLC	QuikLAB 3	2020	80%
The Fitness Container, LLC	Air Fitness	2020	75%
TPT Global Tech Asia Limited	TPT Asia	2020	78%
TPT MedTech UK LTD	TPT MedTech UK	2020	100%
TPT Global Defense Systems, Inc.	TPT Global Defense	2-19-21	100%
TPT Innovations Technology, Inc.	TPT Innovations	2-19-21	100%
TPT Global Caribbean Inc.	TPT Caribbean	6-10-21	100%
TPT Media and Entertainment, LLC	TPT Media and Entertainment	6-14-21	100%
VuMe Live, LLC	VuMe Live	11-17-21	100%
Digithrive, LLC	Digithrive	12-31-21	100%

Disaggregation Of Revenue
	For the year ended December 31, 2021	For the year ended December 31, 2020
TPT SpeedConnect	$7,579,003	$9,958,770
Blue Collar	1,545,721	1,051,120
TPT MedTech	155,919	30,484
Other (1)	179,757	14,405
Total Services Revenues	$9,460,400	$11,054,779
TPT MedTech – Product Revenue	566,689	-
K Telecom – Product Revenue	2,490	39,391
Total Product Revenues	$569,179	$39,391
Total Revenue	$10,029,579	$11,094,170

Potentially Dilutive Securities
	2021	2020
Convertible Promissory Notes	429,623,112	175,316,748
Series A Preferred Stock (1)	1,349,817,125	1,243,987,624
Series B Preferred Stock	2,588,693	2,588,693
Series D Preferred Stock	25,297,722	-
Stock Options and warrants	111,000,000	4,333,333
	1,918,326,652	1,426,226,398

Derivative Financial Instruments
Derivative Instrument	Fair Value
Fair value of EMA, First Fire, and Cavalry Financial Convertible Promissory Notes	$3,057,026
Fair value of Warrants issued with the derivative instruments	985,884
$4,042,910